DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS	DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2024	2023
Depreciation of property, plant and equipment	828	776
Amortization of intangible assets	81	76
Amortization of regulatory assets	11	14
Depreciation and amortization	920	866
Asset removal costs	146	130
	1,066	996